Leases	12 Months Ended
Mar. 29, 2020
Leases 1 [Abstract]
Leases
Leases
Right-of-use assets
The following table presents changes in the cost and the accumulated depreciation of the Company’s right-of-use assets:

	Retail stores	Manufacturing facilities	Other	Total
Cost	$	$	$	$
March 31, 2019	—	—	—	—
Initial application of IFRS 16 (note 4)	97.0	27.2	12.4	136.6
Reclassification of initial direct costs (note 4 and 13)	5.5	—	—	5.5
Additions	82.8	6.7	5.2	94.7
Lease extensions and others	1.1	2.7	—	3.8
Impact of foreign currency translation	5.1	—	0.4	5.5
March 29, 2020	191.5	36.6	18.0	246.1

	Retail stores	Manufacturing facilities	Other	Total
Accumulated depreciation	$	$	$	$
March 31, 2019	—	—	—	—
Depreciation	25.7	4.8	2.6	33.1
Impact of foreign currency translation	1.1	—	0.1	1.2
March 29, 2020	26.8	4.8	2.7	34.3

Net book value
March 31, 2019	—	—	—	—
March 29, 2020	164.7	31.8	15.3	211.8

Lease liabilities
The following table presents the changes in the Company's lease liabilities:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
March 31, 2019	—	—	—	—
Initial application of IFRS 16 (note 4)	107.8	29.4	13.6	150.8
Additions	81.5	6.7	5.2	93.4
Lease extensions and others	0.9	2.7	—	3.6
Principal payments	(18.4)	(4.1)	(2.2)	(24.7)
Impact of foreign currency translation	4.5	—	0.3	4.8
March 29, 2020	176.3	34.7	16.9	227.9

Current lease liabilities	27.5	5.0	3.4	35.9
Non-current lease liabilities	148.8	29.7	13.5	192.0
March 29, 2020	176.3	34.7	16.9	227.9

Leases of low-value assets and short-term leases are not included in the calculation of lease liabilities. These lease expenses are recognized in cost of sales or selling, general, and administrative expenses on a straight-line or other systematic basis. Rent expense comprise the following:

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Variable rent	15.0	8.4	2.9
Operating leases	2.5	23.8	17.0
	17.5	32.2	19.9